RESTRUCTURING CHARGES AND SEPARATION COSTS - Changes in Restructuring Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Beginning balance	$ 825	$ 1,065	$ 1,400
Additions	479	550	752
Payments	(310)	(570)	(881)
Remeasurement	15	(168)	(145)
Effect of foreign currency and other	(31)	(52)	(60)
Ending balance	977	825	1,065
Restructuring reserve	977	825	1,065
Post-employment severance benefits
Restructuring Reserve [Roll Forward]
Beginning balance	321	499
Ending balance	348	321	499
Restructuring reserve	$ 348	$ 321	$ 499